[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

                                                                       Via EDGAR

August 27, 2012


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549



Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
        Overture Medley (R), 1933 Act Registration No. 333-182090
        Pre-Effective Amendment No. 1 on Form N-4

        Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

We are submitting this Pre-Effective Amendment on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account").

The Registrant is requesting selective review of this Pre-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i) The initial Form N-4 filing for Registration Statement No. 333-182090 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 13, 2012. We received a letter dated July 20, 2012, stating that the Commission staff had given the registration statement a full review and setting forth staff comments.

(ii) In addition to the initial registration statement, discussed at (i) above, prior to this filing we provided Correspondence with our responses to staff comments on the initial Registration Statement, which was submitted by EDGAR and overnight mail on August 2, 2012. The staff reviewed the Correspondence and stated by telephone on August 15, 2012, that there were no additional comments. However, on August 22, 2012, the staff provided an additional comment as a result of SEC examination of other registrants' filings. We provided our response to the additional staff comment on August 22, 2012, and on August 23, 2012. Our prior Correspondence is additional precedent for this request.

(iii) Material changes since the initial registration filing incorporate revisions made in response to staff comments, as documented in the Correspondence filing identified at (ii), above.

(iv) Audited financial statements and updated Portfolio company operating expenses are included in this filing.

All revisions since the initial Form N-4 filing are summarized as follows, and are based primarily on the SEC's comment letter of July 20, 2012. These changes were set forth in our Correspondence dated August 2, 2012, and August 23, 2012. Descriptions of changes since our August 23, 2012, Correspondence filing for this product are described in Items 18, 19, 20, and 21.

1. We revised the EDGAR Series ID to be "Ameritas Variable Separate Account VA-2," which is consistent with the Cover Page (Page 1) of the prospectus.

2. The Class ID for this product is "Overture Medley," which is consistent with the product name used on the Cover Page of this prospectus and differs from "Medley" (without the word "Overture") that is used as the Class ID for Registration No. 333-142483.

3. We added disclosure language relating to guarantees to the Cover Page and Policy Overview section, Page 4, as requested. SEC File number was also filled in at Page 1 and Last Page.

4. We updated the language concerning age restrictions on riders and added a cross reference. Updated language states: "Riders can be elected only at Policy issue. Certain riders have age limitations. See the Optional Death Benefit section." on Page 4.

5. We made changes to the headings in our Example of Expenses charts to state: "Maximum Policy Expense Fees with GLWB2 Rider." as requested on current red-line Pages 10 - 11.

6. We removed the word "may" on Pages 5, 12 and 18 since a transfer fee is currently charged.

7. We clarified the potential conflicts of interest also apply to the GLWB Models by revising a sentence in the disclosure, Page 22, to state that Calvert Fund portfolios may or may not be included in the models and/or GLWB Models. We revised disclosure, at Page 35, to indicate the conditions of the Asset Allocation Program, if offered, will apply to the GLWB Models. The conditions include the Conflicts of Interest. We also added descriptions of the GLWB Models as requested, Page 22. To be consistent with this comment, we added descriptions of the Asset Allocation Program models, Page 21.

8. We bolded the sentence at Page 35: "We reserve the right to offer GLWB Models with or without an asset allocation program." and also included that sentence at Page 21, for additional emphasis. We revised disclosure at Page 22 to read as follows: "We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time." In addition, we updated language on Page 35 to state: "The conditions of the Asset Allocation Program, if offered, will apply."

9. We updated and bolded the statement "We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus." on Page 22. On Page 23 we also bolded the sentence in the Additional Premiums section that states: "We have the right to change these premium requirements."

10. We bolded the sentence at Page 27: "If you elect the GLWB2 rider, however, you must elect one of these riders." We also added this disclosure to the Policy Overview section at Page 4.

11. We added numerical examples to the Optional Death Benefits Riders section at Page 30.

12.  We revised the numerical examples in the Optional Estate Protection
     Benefit Riders section, Pages 31 - 32, to use the defined terms relating to the rider, and omit redundancy. We revised the disclosure to emphasize that the numbers used are assumptions.

13.  We added additional cautionary language regarding replacements at Page 31.

14. We added numerical examples to the sections on the GLWB2 showing the effect of partial withdrawals and clarifying disclosure on Pages 37 - 38.

15. We deleted the clause: "within a range we have established" in the GLWB2 rider section, Pages 34 and 37.

16. We bolded the sentence "You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active, and you agree to a rebalancing schedule." on Page 35.

17. We added text relating to the absence of Accumulation Unit Value history to the Financial Information section, at Page 11, and deleted Appendix A.

18. We updated Portfolio expense information on Pages 6 - 8. In addition, the Minimum Policy Fee examples were updated on Pages 10 and 11.

19. Minor revisions to clarify text and capitalize fund names were made on prospectus Page 1, and on Statement of Additional Information ("SAI") Pages 1, 2 and 6.

20. We updated the Services section for independent auditor and independent registered public accounting firm information on SAI Page 1.

21. Audited financial statements for the subaccounts of the Separate Account and for Ameritas Life for the periods ending December 31, 2011, are part of the SAI.

We plan to formally ask that the effective date of this registration be accelerated to August 27, 2012, by a separate letter submitted with this Pre-Effective amendment filing.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:
     o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
     o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
     o The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel,
Variable Contracts & AIC